UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:6 East 43rd Street, 23rd Floor
	New York, NY 10017-4651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti	New York, NY   November 15, 2010
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total:$252,470 (thousands)


List of Other Included Managers:
NONE

NAME OF ISSUER        TITLE OF CLASS       CUSIP	 VALUE        SHRS OR  INVESTMENT  OTHER    VOTING
						        (X$1000)      PRN AMT  DISCRETION  MANAGERS AUTHORITY
------------------------------------------------------------------------------------------------------------
ATA INC		      	SPONSORED ADR	   00211V106	      296	100000   SOLE	   N/A	      SOLE
ACERGY S A	      	SPONSORED ADR	   00443E104	    66951      3628775   SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM      	   032159105	     5934	479676   SOLE	   N/A	      SOLE
APPLE INC		     COM	   037833100	      227	   800   SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM	   050095108        11456       376209   SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM	   055639108	     1639	427835   SOLE	   N/A        SOLE
BALDWIN & LYONS INC	     CL A	   057755100	      555	 22656   SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A	   058264102	       20	 16400   SOLE	   N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B	   084670207         1230        14875   SOLE      N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM	   09058V103	       62	 12500   SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM	   097698104	      153	 15000   SOLE	   N/A	      SOLE
BUILDERS FIRST SOURCE INC    COM	   12008R107	    11655      5111839   SOLE	   N/A	      SOLE
CAL-MAINE FOODS INC	   COM NEW	   128030202	     3897       134487	 SOLE	   N/A	      SOLE
CANADIAN NAT RES LTD         COM	   136385101        10548	304855   SOLE      N/A        SOLE
CAVCO INDS INC DEL	     COM	   149568107	     7234	201455   SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM	   190345108	     1578       426539   SOLE      N/A        SOLE
COINSTAR INC		     COM	   19259P300	      344	  8000   SOLE	   N/A	      SOLE
CGG VERITAS	      	SPONSORED ADR	   204386106	     1952	 89390   SOLE	   N/A	      SOLE
CYCLE CTRY ACCESSORIES CORP  COM	   232984104	        7	 20000   SOLE	   N/A	      SOLE
DECORATOR INDS INC      COM PAR $0.20	   243631207         1245	895940   SOLE	   N/A        SOLE
DOVER MOTORSPORTS INC	     COM	   260174107	       54	 30000   SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW	   26128L205         1862	 89282   SOLE	   N/A        SOLE
GEOKINETICS INC         COM PAR $0.01	   372910300	      418	 67350   SOLE	   N/A	      SOLE
GEORGIA GULF CORP       COM PAR $0.01	   373200302	      226	 13850   SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW	   402635304	     1482	107071   SOLE	   N/A	      SOLE
GYRODYNE CO AMER INC	     COM	   403820103	      253	  3300	 SOLE	   N/A	      SOLE
HALLADOR ENERGY COMPANY	     COM	   40609P105	      989	 84997   SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW	   422360305	       76	 89900   SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM	   423452101	     5325       131600   SOLE      N/A        SOLE
LSB INDS INC		     COM	   502160104	     2310	124390   SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM	   527288104	     7355	311389   SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM	   533900106	     2202	 38087   SOLE	   N/A	      SOLE
MANHATTAN BRIDGE CAPITAL INC COM	   562803106	       14	 10000   SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM	   60740F105	     3238	211093   SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A	   638522102	      334	  2371   SOLE      N/A        SOLE
NEWMARKET CORP		     COM	   651587107	     8078	 71060   SOLE	   N/A        SOLE
NEXEN INC		     COM	   65334H102	     4480	222865   SOLE      N/A        SOLE
NOBILITY HOMES INC	     COM	   654892108	      540	 57141   SOLE	   N/A	      SOLE
PHI INC			   COM VTG	   69336T106	      284	 18181   SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM	   696639103	      167	107211   SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A	   698477106	    19036       770982   SOLE      N/A        SOLE
PATRICK INDS INC	     COM	   703343103	       64	 29822   SOLE	   N/A        SOLE
POINT 360		     COM	   730698107	      169	146673   SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM	   740065107	    22593	361540   SOLE      N/A        SOLE
PRESTIGE BRANDS HLDGS	     COM	   74112D101	     2922	295465   SOLE	   N/A	      SOLE
PRICESMART INC     	     COM	   741511109	    18363       630383   SOLE      N/A        SOLE
RTI INTL METALS INC	     COM	   74973W107	      266	  8680   SOLE	   N/A	      SOLE
SCHOOL SPECIALTY INC	     COM	   807863105	     3702	284300	 SOLE	   N/A	      SOLE
SEACOR HOLDINGS INC	     COM	   811904101	     5706	 67002   SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A	   817070501	     4100       156552   SOLE      N/A        SOLE
SHUTTERFLY INC		     COM	   82568P304	      390	 15000   SOLE	   N/A	      SOLE
SILVERLEAF RESORTS INC	     COM	   828395103	      152	150000   SOLE	   N/A	      SOLE
SKYLINE CORP		     COM	   830830105	     4379	216145   SOLE	   N/A	      SOLE
SPARTAN MTRS INC	     COM	   846819100	       70	 15110   SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW	   852857200	      368	 28275   SOLE	   N/A	      SOLE
SUNCOR ENERGY INC NEW	     COM	   867224107	     1972	 60584   SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM	   87425E103	      933        53357   SOLE      N/A        SOLE
U M H PROPERTIES INC	     COM	   903002103	      615	 57234   SOLE	   N/A	      SOLE
